Consolidated Statements of Changes in Shareholders’ Equity		Class A Ordinary shares CNY (¥) shares		Class A Ordinary shares USD ($) shares		Class B Ordinary shares CNY (¥) shares		Class B Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Subscription receivable CNY (¥)	Subscription receivable USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	(Accumulated deficit)/Retained earnings CNY (¥)	(Accumulated deficit)/Retained earnings USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Total Jayud Global Logistics Limited shareholders’ equity CNY (¥)	Total Jayud Global Logistics Limited shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Balance at Dec. 31, 2019		¥ 6,880	[1]			¥ 4,087	[1]			¥ 12,831,938				¥ 645,259		¥ (9,145,254)		¥ (3,173)		¥ 4,339,737		¥ (62,027)		¥ 4,277,710
Balance (in Shares) at Dec. 31, 2019 | shares	[1]	10,790,400		10,790,400		6,409,600		6,409,600
Provision for statutory reserve			[1]				[1]							823,564		(823,564)
Net income (loss)			[1]				[1]									3,062,437				3,062,437		(15,309)		3,047,128
Dividend distribution			[1]				[1]									(1,200,000)				(1,200,000)				(1,200,000)
Foreign currency translation			[1]				[1]											11,615		11,615				11,615
Balance at Dec. 31, 2020		¥ 6,880	[1]			¥ 4,087	[1]			12,831,938				1,468,823		(8,106,381)		8,442		6,213,789		(77,336)		6,136,453
Balance (in Shares) at Dec. 31, 2020 | shares	[1]	10,790,400		10,790,400		6,409,600		6,409,600
Provision for statutory reserve			[1]				[1]							979,039		(979,039)
Capital injection			[1]				[1]			400,000										400,000				400,000
Acquisition of non-controlling interest			[1]				[1]			(41,732)										(41,732)		41,732
Net income (loss)			[1]				[1]									10,305,308				10,305,308		(81,640)		10,223,668
Foreign currency translation			[1]				[1]											10,158		10,158				10,158
Balance at Dec. 31, 2021		¥ 6,880	[1]			¥ 4,087	[1]			13,190,206				2,447,862		1,219,888		18,600		16,887,523		(117,244)		16,770,279
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	10,790,400		10,790,400		6,409,600		6,409,600
Provision for statutory reserve			[1]				[1]							2,203,279		(2,203,279)
Issuance of new shares to third party investors		¥ 1,393	[1]				[1]			34,821,607		(34,823,000)
Issuance of new shares to third party investors (in Shares) | shares	[1]	2,000,000		2,000,000
Issuance of new shares to service providers		¥ 557	[1]				[1]													557				557
Issuance of new shares to service providers (in Shares) | shares	[1]	800,000		800,000
Capital injection			[1]				[1]			24,680,000										24,680,000				24,680,000
Capital injection by non-controlling interest			[1]				[1]															200,000		200,000
Net income (loss)			[1]				[1]									3,888,723				3,888,723		(2,510,826)		1,377,897	$ 197,843
Dividend distribution			[1]				[1]									(11,931,000)				(11,931,000)				(11,931,000)
Foreign currency translation			[1]				[1]											(200,146)		(200,146)				(200,146)
Balance at Dec. 31, 2022		¥ 8,830	[1]			¥ 4,087	[1]			¥ 72,691,813		¥ (34,823,000)		¥ 4,651,141		¥ (9,025,668)		¥ (181,546)		¥ 33,325,657		¥ (2,428,070)		¥ 30,897,587	4,436,376
Balance (in Shares) at Dec. 31, 2022 | shares	[1]	13,590,400		13,590,400		6,409,600		6,409,600
Balance (USD) (in Dollars) | $				$ 1,268	[1]			$ 587	[1]		$ 10,437,328		$ (5,000,000)		$ 667,826		$ (1,295,935)		$ (26,068)		$ 4,785,006		$ (348,630)		$ 4,436,376
Balance (USD) (in Shares) | shares	[1]	13,590,400		13,590,400		6,409,600		6,409,600

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).